Subsequent events - Repurchase of Floating Rate Notes by Verizon (Details) $ in Billions	May 24, 2018 USD ($)
Floating Rate Notes due 2025 | Verizon Communications Inc
Subsequent events
Repurchase of notes	$ 2.5